Property and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property and equipment
Schedule Of property and equipment
Cost	Equipment	Leasehold improvements	Total
	$	$	$
December 31, 2021	238,988	3,655,734	3,894,722
Additions	31,251	-	31,251
Foreign exchange	(583)	(115)	(698)
December 31, 2022	269,656	3,655,619	3,925,275

December 31, 2022	269,656	3,655,619	3,925,275
Acquisition of Engine	128,823	-	128,823
Additions	-	-	-
Foreign exchange	264	-	264
June 30, 2023	398,743	3,655,619	4,054,362
Accumulated depreciation	Equipment	Leasehold improvements	Total

December 31, 2021	27,434	238,530	265,964
Depreciation	112,938	544,653	657,591
Foreign exchange	(163)	-	(163)
December 31 2022	140,209	783,183	923,392

December 31, 2022	140,209	783,183	923,392
Depreciation	67,608	272,326	339,934
Foreign exchange	298	-	298
June 30, 2023	208,115	1,055,509	1,263,624
Net book value	Equipment	Leasehold improvements	Total

December 31, 2022	129,447	2,872,436	3,001,883
June 30, 2023	190,628	2,600,110	2,790,738